SCHEDULE OF ACTIVITY FOR RESTRICTED STOCK (Details) - Common Stock [Member] - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Balance at December 31, 2019	126,190	125,943
Granted	301,714	91,173
Forfeited	(26,737)	(4,599)
Vested		(86,327)
Balance at December 31, 2020	401,167	126,190